Accounts payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounts payable
11	Accounts payable

	12/31/2022	12/31/2021

Dividends payable (i)	4,363	6,833
Treasury shares acquired (ii)	839	1,874
Rent payable – prior month expense	2,056	1,887
Other payables	70	83

	7,328	10,677

Current	7,328	10,677
Non-current	—	—

(i)
On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled a provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 was paid, remaining outstanding the amount of R$ 4,363.

(ii)	As informed in Note 14(f), on May 6, 2021, Vinci started its share repurchase program. The shares repurchased were totally settled on January 04, 2023.